                                                             Form N-23C-3

                                                   Notification of Repurchase Offer
                                               Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.       Investment Company Act File Number Date of Notification: October 1, 2002
         811-09373

2.       Exact name of investment company as specified in registration statement:
         Oppenheimer Senior Floating Rate Fund

3.       Address of principal executive office: (number, street, city, state, zip code)
         6803 South Tucson Way, Englewood, Colorado 80112

4.       Check one the following:

         A.       [x] The notification pertains to a periodic repurchase offer under              paragraph (b) of Rule 23c-3.

B.       [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

         C.       [ ] The  notification  pertains to a periodic  repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

                                                     By:      /s/Kathleen Ives_________________
                                                                 ------------------------------
                                                                       (Name)

                                                              Assistant Secretary______________
                                                              -----------------------------------
                                                                       (Title)

INSTRUCTIONS:

1.       This form must be  completed  by  registered  closed-end  investment  companies or business  development  companies  that make repurchase  offers pursuant to Rule 23c-3. The form shall be attached to a notification to shareholders  under paragraph (b)(4) of
     Rule 23c-3.

2.       Submissions  using this form shall be filed in triplicate with the Commission  within three business days after a notification is sent to shareholders.  One copy shall be manually signed; the other copies may have facsimile or typed signatures.

Oppenheimer Senior Floating Rate Fund
6803 South Tucson Way, Englewood, Colorado 80112
1.800.525.7048
                                              Repurchase Offer Notice
October 1, 2002

Dear Oppenheimer Senior Floating Rate Fund Shareholder:

This notice is to inform you about your Fund's  quarterly offer to repurchase a portion of its  outstanding  shares and to provide  instructions  to  shareholders  who would like to tender some or all of their shares for repurchase by the Fund. This repurchase offer is intended to provide  liquidity to  shareholders,  because shares of your Fund are not redeemable  daily for cash nor are they traded on a stock exchange.  You can offer some or all of your Fund shares for repurchase only during one of the Fund's scheduled quarterly repurchase offers.

The  repurchase  offer period will begin on October 1, 2002,  and end on October 31, 2002.  If you wish to sell any of your Fund shares during this tender period, you can do so in one of the following ways:
1.       If your shares are held in your own name (please  refer to your account  statement),  you can complete the attached  Repurchase Request Form and return it to OppenheimerFunds  Services,  the Fund's Transfer Agent,
         by the close of The New York Stock  Exchange  (normally  4:00 P.M.  EST) on  October  31,  2002.  The Fund currently does not charge a processing fee for handling repurchase requests.
2.       If your  shares  are held in your own  name  (please  refer to your  account  statement)  you can  place a repurchase  request  by  telephone  if you call no later  than the  close of The New York  Stock  Exchange
         (normally 4:00 PM EST) October 31, 2002. If you request  payment by check,  you can request  repurchase of shares valued at up to $100,000.00  by telephone,  and the proceeds must be sent to your address of record by check  payable to all owners of record.  There is no dollar limit on  repurchase  requests by telephone if the proceeds are to be sent to your bank account  designated under  AccountLink (see the Prospectus for details).
3.       If your shares are held for you by your  broker-dealer,  or for your  retirement  plan by your  retirement plan trustee,  your  broker-dealer or retirement plan trustee must submit the repurchase  request for you.
         They may charge a transaction fee for that service.

Please refer to your Fund Prospectus and the enclosed  Repurchase Offer Terms and Repurchase  Request Form for more details.  If you are not  interested in selling any of your shares at this time, you do not have to do anything and can disregard this notice. We will contact you again next quarter to remind you of the next repurchase offer.

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All requests to have shares repurchased must be received by OppenheimerFunds  Services,  the Fund's Transfer Agent,
at its  office  in  Colorado  in good  order by the close of The New York  Stock  Exchange  (normally  4:00 PM EST)
October 31, 2002 (the Repurchase Request Deadline).
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Please refer to the enclosed  Repurchase Offer documents.  If you have any questions,  call your financial  advisor or broker, or you can call the Transfer Agent at 1.800.525.7048.

Sincerely,
OppenheimerFunds Services
Transfer Agent

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                                       Oppenheimer Senior Floating Rate Fund
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                                              REPURCHASE REQUEST FORM
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To: Oppenheimer Senior Floating Rate Fund
Please  repurchase the shares of Oppenheimer  Senior Floating Rate Fund designated  below at a price equal to their net asset value per share (NAV) on the  Repurchase  Pricing Date that applies to this  quarterly  Repurchase  Offer ending on October  31,  2002.  I  understand  that if any shares  repurchased  are  subject to an Early  Withdrawal
Charge, that charge will be deducted from the proceeds of my repurchased shares.

Name(s) of Registered Shareholders:                  ___________________________________
(Please fill in EXACTLY as listed on your account statement): ___________________________________
                                                              -----------------------------------

Your Account Number:                                 ___________________________________

Your Daytime Telephone Number:                       (_____)  _____ --    __________________
                                                               Area Code                Number
Shares Tendered for Repurchase:
(Please fill in ALL applicable information)

|_|      Partial Tender    Please repurchase __________ shares from my account.
                                                          (No. of Shares)
|_|      Full Tender                Please tender all shares from my account

|_|      Dollar Amount     Please repurchase enough of my shares so that I will
                                    receive $____________. (If an Early Withdrawal Charge applies, enough shares will be repurchased, subject to pro-ration, to provide the net proceeds requested)
|_|      Exchange          Please exchange the shares repurchased above for shares of
                                    Oppenheimer ___________________ Fund.  (By checking this option, you certify that you have already received a current prospectus of that Fund.)

Payment and Delivery Instructions:
Unless you have elected to exchange your shares for shares of another Oppenheimer fund, a check for the proceeds of repurchased shares will be issued in the name of the registered shareholder(s) and mailed to the address of record on the account.  If alternative payment and delivery is required, please provide instructions here (and signatures must be guaranteed).

Alternative Mailing Instructions:   ___________________________________________

                                            -------------------------------------------

Please assure that you sign this form on the reverse side!

Please sign below and note the following important points:
o        Your signature(s) below MUST CORRESPOND EXACTLY with the names(s) in which the shares are registered.
o        If the shares are held of record by two or more joint holders, ALL SHAREHOLDERS MUST SIGN BELOW.
o        If the shares are held in an OppenheimerFunds IRA or 403(b)(7) account, you must include a Form W-4P with this Repurchase Request or your request may not be accepted (call the OppenheimerFunds
                  Services at 1-800-525-7048 to obtain the required form).
o        If the shares are held in the name of a trustee, executor, guardian, attorney-in-fact, corporation, partnership or other representative capacity, include the name of the owner, sign using your title and submit evidence of your authority in a form satisfactory to OppenheimerFunds
                  Services.
o        If you believe you are entitled to a waiver or reduction of an Early Withdrawal Charge based upon the terms of the Fund's Prospectus and Statement of Additional Information, you must provide that information to the Transfer Agent with this request, or the full Early Withdrawal Charge will be deducted.
                  |_| I am entitled to a waiver/reduction of the Early Withdrawal Charge (state basis using categories identified in the Statement of Additional Information or prospectus):
                  -------------------------------------------------------------------------------

All signatures must be guaranteed unless ALL of the following conditions apply:
o        This Repurchase Request Form is signed by all registered holder(s) of the shares, AND
o        There is no change of registration for any shares you will continue to hold, AND
o        The payment of the repurchase proceeds is to be sent to the registered owners of the shares at the address shown in the share registration on your account statement, AND
o        The repurchase proceeds will be less than or equal to $100,000.

In all other cases, ALL signatures must be guaranteed by one of the following: U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities, or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency.

Date:________________________                                 Signatures(s) of owner(s)
                                                                       exactly as shares are registered:
SIGNATURE(s) GUARANTEED BY:
--------------------------                           ------------------------------
         (Signature)                                                            (Signature of  Owner)
----------------------------                                   ---------------------------------
         (Name)   (Title)                                                       (Signature of Joint Owner)

If You have any questions about this form, call OppenheimerFunds Services 1.800.525.7048.

This form must be RECEIVED by OppenheimerFunds Services by the close of The New York Stock Exchange (normally
4:00 PM EST) October 31, 2002 (the Repurchase Request Deadline), if you want to sell some or all of your shares of Oppenheimer Senior Floating Rate Fund.  Repurchase Requests received by OppenheimerFunds Services cannot be revoked after the Repurchase Request Deadline.

------------------------------------------------------------ ---------------------------------------------------------

If you are using regular mail:                               If you are using courier or express mail:
Send this form to:                                           Send this form to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270                                  Denver, Colorado 80231
------------------------------------------------------------ ---------------------------------------------------------

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                                       Oppenheimer Senior Floating Rate Fund
                                              REPURCHASE OFFER TERMS
-------------------------------------------------------------------------------------------------------------------
                                                  October 1, 2002
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1.       The Offer.  Oppenheimer Senior Floating Rate Fund (the "Fund') is offering to repurchase for cash up to twenty percent (20%) of the aggregate of its issued and outstanding Class A, Class B and Class C shares of beneficial interest ("Shares") at a price equal to the respective net asset value ("NAV" or "Net Asset
     Value") as of the close of The New York Stock Exchange on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth in this Offer, the Repurchase Offer Notice, the Fund's Prospectus, and
     the related Repurchase Request Form. Together those documents constitute the "Repurchase Offer". The purpose of the Repurchase Offer is to provide liquidity to shareholders of the Fund. The offer is not conditioned upon the tender for repurchase of any minimum number of Shares. All classes of Shares are considered to be a single class for the purposes of allocating repurchases under this Repurchase Offer.

2.       Repurchase Request Deadline - How to Submit Requests.  All tenders of Shares for repurchase must be received in proper form by the Transfer Agent at its office in Colorado or by its designated agents on or before the close of The New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but may close earlier on certain days) on October 31, 2002. Repurchase Requests submitted to the Transfer
     Agent in writing must be sent to the addresses specified in the Repurchase Request Form. Shareholders holding shares of the Fund in their own name(s) may place a repurchase request with the Transfer Agent by telephone at 1.800.525.7048.

3.       Repurchase  Pricing Date.  The Net Asset Values of Class A, Class B and Class C Shares for repurchases must be determined no later than October 15, 2002. However, the Fund intends to determine those Net Asset
     Values on October 31, 2002 (the Repurchase Request Deadline), if doing so is not likely to result in significant dilution of the prices of the Shares, or as soon as such determination can be made after that date. If the Fund chooses a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the Fund's net asset values per share may fluctuate between those dates.

4.       Net Asset Values. On September 25, 2002, the Net Asset Value per share of the Fund's Class A Shares was
     $8.94, the Net Asset Value of the Fund's Class B Shares was $8.95, and the Net Asset Value per share of the
     Fund's Class C shares was $8.95. You must determine whether to tender Shares prior to the Repurchase Request
     Deadline, but the Net Asset Values at which the Fund will repurchase Shares will not be calculated until the
     Repurchase Pricing Date. The Net Asset Values can fluctuate and may fluctuate between the date you submit your Repurchase Request and the Repurchase Request Deadline and the Repurchase Pricing Date.  The Net Asset
     Values on the Repurchase Request Deadline and the Repurchase Pricing Date could be higher or lower than on the date you submit a Repurchase Request. Please call OppenheimerFunds Services at 1.800.525.7048 for the
     Fund's current Net Asset Values.

5.       Payment For Repurchased Shares.  Payment for all Shares repurchased pursuant to this Repurchase Offer will be made not later than 7 days after the Repurchase Pricing Date.

6.       Increase in Number of Shares Repurchased; Pro Rata Repurchases.  If shareholders tender for repurchase more Shares than the number of Shares that the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to purchase by up to two percent (2%)
     of the number of Shares outstanding on the Repurchase Request Deadline. The Fund may increase the number of
     Shares to be repurchased or the Fund may decide not to do so. In either case, if the number of Shares tendered for repurchase exceeds the number of Shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro rata basis. The Fund may, in its discretion, accept all Shares tendered by shareholders who own less than 100 Shares and tender all their Shares for repurchase in this Repurchase
     Offer, before prorating the Shares tendered by other shareholders.  There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Repurchase Offer, you may be unable to liquidate some or all of your investment at Net Asset Value. You may have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that time.

7.       Withdrawal of Tender of Shares for Repurchase.  Shares tendered pursuant to the Repurchase Offer may be withdrawn or you may change the number of Shares tendered for Repurchase at any time prior to the close of
     The New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern time, but may close earlier on certain days) on October 31, 2002 (the Repurchase Request Deadline). You must send a written notice to the Transfer Agent at one of its addresses specified in this Repurchase Request Form or the Prospectus, and the Transfer Agent must receive it before the Repurchase Request Deadline.

8.       Suspension or Postponement of Repurchase Offer. The Board of Trustees of the Fund may suspend or postpone this Repurchase Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:

              (A) for any period during which The New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

              (B) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

              (C) for such other periods as the Securities and Exchange Commission may be order permit for the protection of shareholders of the Fund; or

              (D) if the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code.

9.       Tax Consequences.  Shareholders should consult their tax advisers regarding the specific tax consequences, including state and local tax consequences, of a repurchase of their Shares. Special tax rules apply to shares repurchased from retirement plan accounts. A tender of Shares pursuant to the Repurchase
     Offer (including an exchange for shares of another Oppenheimer fund) will be treated as a taxable sale or exchange of the Shares if the tender (i) completely terminates the shareholder's interest in the Fund, (ii)
     is treated under the Internal Revenue Code as a distribution that is "substantially disproportionate" or
     (iii) is treated under the Internal Revenue Code as a distribution that is "not essentially equivalent to a dividend".  A "substantially disproportionate" distribution generally requires a reduction of at least 20%
     in the shareholder's proportionate interest in the Fund after all Shares are tendered.  A distribution "not essentially equivalent to a dividend" requires that there be a "meaningful reduction' in the shareholder's interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest. The Fund intends to take the position that tendering shareholder's will qualify for sale or exchange treatment.  If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset and as a long-term capital gain or loss if such Shares have been held for more than twelve months.  If the transaction is not treated as a sale or exchange, the amount received upon a sale of Shares may consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund's earnings and profits for its taxable year and the shareholder's basis in the Shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.

10.      Early Withdrawal Charges: The Fund does not charge a special handling or processing fee for repurchases.
     However, if you tender for repurchase Class A, Class B or Class C Shares that are subject to Early
     Withdrawal Charges as described in the Fund's Prospectus, and if those Shares are repurchased by the Fund, the applicable Early Withdrawal Charge will be deducted from the proceeds of the repurchase of your shares.
     If you ask that a specific number of shares be repurchased and those shares are repurchased, the applicable sales charge will be deducted from the repurchase proceeds. If you ask the Fund to repurchase a sufficient number of shares to provide you with proceeds of a specific dollar amount, and if some or all of those shares are subject to Early Withdrawal charges, then (assuming your request is not subject to pro-ration)
     the Fund will repurchase a sufficient number of shares to pay the net proceeds you have requested and enough additional shares to pay the applicable Early Withdrawal Charge. If you claim entitlement to a waiver or reduction of Early Withdrawal Charges based upon the terms of the Fund's current Prospectus or Statement of
     Additional Information, you must identify the basis of that entitlement to the Transfer Agent in written instructions submitted as part of your Repurchase Request Form.

11.      Proper Form of Repurchase Request Documents:  All questions as to the validity, form, eligibility
     (including, for example, the time of receipt) and acceptance of repurchase requests will be determined by the Fund and its Transfer Agent, in their sole discretion, and that determination will be final and binding.
     The Fund reserves the right to reject any and all tenders of repurchase requests for Shares determined not to be in the proper form, or to refuse to accept for payment, purchase, exchange or pay for any Shares if, in the opinion of counsel to the Fund or the Transfer Agent, accepting, purchasing, exchanging, or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Offer or any defect in any tender of Shares, whether in general or with respect to any particular
     Shares or shareholder(s). The Fund's interpretations of the terms and conditions of this Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchase requests must be cured within the times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until all defects or irregularities have been cured or waived.

     Neither the Fund, OppenheimerFunds Service, OppenheimerFunds, Inc. (the Fund's investment advisor) nor
     OppenheimerFunds Distributor, Inc. (the Fund's Distributor) nor any other person is or will be obligated to give notice of any defects or irregularities in repurchase requests  tendered, nor shall any of them incur any liability for failure to give any such notice.

     Neither the Fund nor its Board of Trustees make any recommendation to any shareholder whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

     No person has been authorized to make any recommendation on behalf of the Fund whether shareholders should tender pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained in this Repurchase
     Offer or in the Fund's Prospectus and Statement of Additional Information. If given or made, any such recommendations and such information must not be relied upon as having been authorized by the Fund, its investment advisor, Distributor or Transfer Agent.

     For the Fund's current net asset values per share and other information about this Repurchase Offer, or for a copy of the Fund's Prospectus, call OppenheimerFunds Services at 1.800.525.7048 or contact your financial advisor.

     Dated:  October 1, 2002

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